FINANCIAL INSTRUMENTS - Schedule of Financial Assets Excluding Derivatives (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020
The Group
Financial assets at fair value through profit or loss
Loans and advances to customers	[1]	£ 430,829	£ 425,694
Total financial assets at fair value through profit or loss		1,798	1,674
Debt securities:
Net carrying amount		4,562	5,137
Total financial assets at fair value through other comprehensive income		27,786	27,260
The Bank
Financial assets at fair value through profit or loss
Loans and advances to customers	[1]	116,716	123,822
Total financial assets at fair value through profit or loss		4,529	1,724
Debt securities:
Net carrying amount		3,756	4,315
Total financial assets at fair value through other comprehensive income		25,529	24,647
Financial assets at fair value through other comprehensive income | The Group
Financial assets at fair value through profit or loss
Equity shares		1	0
Debt securities:
Government securities		14,599	14,267
Corporate and other debt securities		13,131	12,928
Net carrying amount		27,785	27,260
Total financial assets at fair value through other comprehensive income		27,786	27,260
Financial assets at fair value through other comprehensive income | The Bank
Financial assets at fair value through profit or loss
Equity shares		0	0
Debt securities:
Government securities		14,445	14,114
Corporate and other debt securities		11,084	10,533
Net carrying amount		25,529	24,647
Total financial assets at fair value through other comprehensive income		25,529	24,647
Level 1 | The Group
Debt securities:
Net carrying amount		0	0
Level 1 | The Bank
Debt securities:
Net carrying amount		0	0
Level 2 | The Group
Debt securities:
Net carrying amount		4,615	5,129
Level 2 | The Bank
Debt securities:
Net carrying amount		3,817	4,315
Level 3 | The Group
Debt securities:
Net carrying amount		0	0
Level 3 | The Bank
Debt securities:
Net carrying amount		0	0
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | The Group
Debt securities:
Total financial assets carried at fair value, excluding derivatives		29,584	28,934
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | The Bank
Debt securities:
Total financial assets carried at fair value, excluding derivatives		30,058	26,371
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Financial assets at fair value through profit or loss | The Group
Financial assets at fair value through profit or loss
Loans and advances to customers		1,559	1,511
Equity shares		239	163
Total financial assets at fair value through profit or loss		1,798	1,674
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Financial assets at fair value through profit or loss | The Bank
Financial assets at fair value through profit or loss
Loans and advances to customers		1,121	517
Equity shares		4	4
Total financial assets at fair value through profit or loss		4,529	1,724
Debt securities:
Corporate and other debt securities		3,404	1,203
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Financial assets at fair value through other comprehensive income | The Group
Financial assets at fair value through profit or loss
Equity shares		1	0
Debt securities:
Government securities		14,599	14,267
Asset-backed securities		55	65
Corporate and other debt securities		13,131	12,928
Net carrying amount		27,785	27,260
Total financial assets at fair value through other comprehensive income		27,786	27,260
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Financial assets at fair value through other comprehensive income | The Bank
Debt securities:
Government securities		14,445	14,114
Corporate and other debt securities		11,084	10,533
Net carrying amount		25,529	24,647
Total financial assets at fair value through other comprehensive income		25,529	24,647
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 1 | The Group
Debt securities:
Total financial assets carried at fair value, excluding derivatives		15,474	14,917
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 1 | The Bank
Debt securities:
Total financial assets carried at fair value, excluding derivatives		15,085	14,605
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 1 | Financial assets at fair value through profit or loss | The Group
Financial assets at fair value through profit or loss
Loans and advances to customers		0	0
Equity shares		235	159
Total financial assets at fair value through profit or loss		235	159
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 1 | Financial assets at fair value through profit or loss | The Bank
Financial assets at fair value through profit or loss
Loans and advances to customers		0	0
Equity shares		0	0
Total financial assets at fair value through profit or loss		0	0
Debt securities:
Corporate and other debt securities		0	0
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 1 | Financial assets at fair value through other comprehensive income | The Group
Financial assets at fair value through profit or loss
Equity shares		0	0
Debt securities:
Government securities		14,599	14,267
Asset-backed securities		0	0
Corporate and other debt securities		640	491
Net carrying amount		15,239	14,758
Total financial assets at fair value through other comprehensive income		15,239	14,758
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 1 | Financial assets at fair value through other comprehensive income | The Bank
Debt securities:
Government securities		14,445	14,114
Corporate and other debt securities		640	491
Net carrying amount		15,085	14,605
Total financial assets at fair value through other comprehensive income		15,085	14,605
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 2 | The Group
Debt securities:
Total financial assets carried at fair value, excluding derivatives		13,655	12,441
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 2 | The Bank
Debt securities:
Total financial assets carried at fair value, excluding derivatives		14,936	11,249
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 2 | Financial assets at fair value through profit or loss | The Group
Financial assets at fair value through profit or loss
Loans and advances to customers		1,164	0
Equity shares		0	4
Total financial assets at fair value through profit or loss		1,164	4
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 2 | Financial assets at fair value through profit or loss | The Bank
Financial assets at fair value through profit or loss
Loans and advances to customers		1,088	0
Equity shares		0	4
Total financial assets at fair value through profit or loss		4,492	1,207
Debt securities:
Corporate and other debt securities		3,404	1,203
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 2 | Financial assets at fair value through other comprehensive income | The Group
Financial assets at fair value through profit or loss
Equity shares		0	0
Debt securities:
Government securities		0	0
Asset-backed securities		0	0
Corporate and other debt securities		12,491	12,437
Net carrying amount		12,491	12,437
Total financial assets at fair value through other comprehensive income		12,491	12,437
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 2 | Financial assets at fair value through other comprehensive income | The Bank
Debt securities:
Government securities		0	0
Corporate and other debt securities		10,444	10,042
Net carrying amount		10,444	10,042
Total financial assets at fair value through other comprehensive income		10,444	10,042
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 3 | The Group
Debt securities:
Total financial assets carried at fair value, excluding derivatives		455	1,576
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 3 | The Bank
Debt securities:
Total financial assets carried at fair value, excluding derivatives		37	517
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 3 | Financial assets at fair value through profit or loss | The Group
Financial assets at fair value through profit or loss
Loans and advances to customers		395	1,511
Equity shares		4	0
Total financial assets at fair value through profit or loss		399	1,511
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 3 | Financial assets at fair value through profit or loss | The Bank
Financial assets at fair value through profit or loss
Loans and advances to customers		33	517
Equity shares		4	0
Total financial assets at fair value through profit or loss		37	517
Debt securities:
Corporate and other debt securities		0	0
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 3 | Financial assets at fair value through other comprehensive income | The Group
Financial assets at fair value through profit or loss
Equity shares		1	0
Debt securities:
Government securities		0	0
Asset-backed securities		55	65
Corporate and other debt securities		0	0
Net carrying amount		55	65
Total financial assets at fair value through other comprehensive income		56	65
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 3 | Financial assets at fair value through other comprehensive income | The Bank
Debt securities:
Government securities		0	0
Corporate and other debt securities		0	0
Net carrying amount		0	0
Total financial assets at fair value through other comprehensive income		£ 0	£ 0

[1]	ee note 1 regarding change to presentation.